Basic and diluted loss per share	6 Months Ended
Jun. 30, 2022
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Basic and diluted loss per share
19. Basic and diluted loss per share
Basic and diluted loss per share is calculated by dividing the loss attributable to equity holders of the Company by the weighted average number of issued and outstanding ordinary shares during the three and six months ended June 30, 2022 and June 30, 2021.
All of the Company’s potential dilutive securities have been excluded from the computation of diluted net loss per share attributable to ordinary stockholders as the effect of including them would be antidilutive.

	For the three months ended June 30,		For the six months ended June 30,

	2022	2021 (*)	2022	2021 (*)

	€	€	€	€
Loss attributable to equity holders of the Company	(12,710,159)	(15,202,347)	(28,728,509)	(21,243,974)
Weighted average number of ordinary shares outstanding	33,582,171	33,126,351	33,368,220	27,646,066
Basic and diluted loss per share	(0.38)	(0.46)	(0.86)	(0.77)
(*) This has been revised. Refer to Note 2.1.